Leases	12 Months Ended
Dec. 31, 2012
Leases

12. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

	Years Ended December 31,
Lease Rental Costs	2012	2011	2010
	(in millions)
Net Lease Expense on Operating Leases	$346	$343	$343
Amortization of Capital Leases	73	72	97
Interest on Capital Leases	29	32	26
Total Lease Rental Costs	$448	$447	$466

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the balance sheets. Capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

	December 31,
Property, Plant and Equipment Under Capital Leases	2012	2011
	(in millions)
Generation	$117	$104
Other Property, Plant and Equipment	495	485
Total Property, Plant and Equipment Under Capital Leases	612	589
Accumulated Amortization	173	137
Net Property, Plant and Equipment Under Capital Leases	$439	$452

Obligations Under Capital Leases
Noncurrent Liability	$375	$384
Liability Due Within One Year	74	74
Total Obligations Under Capital Leases	$449	$458

Future minimum lease payments consisted of the following as of December 31, 2012:

		Noncancelable
Future Minimum Lease Payments	Capital Leases	Operating Leases
	(in millions)
2013	$95	$302
2014	79	275
2015	65	257
2016	59	233
2017	63	219
Later Years	244	1,034
Total Future Minimum Lease Payments	605	$2,320
Less Estimated Interest Element	156
Estimated Present Value of Future Minimum
Lease Payments	$449

Master Lease Agreements

We lease certain equipment under master lease agreements. Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, we are committed to pay the difference between the actual fair value and the residual value guarantee. Historically, at the end of the lease term the fair value has been in excess of the unamortized balance. As of December 31, 2012, the maximum potential loss for these lease agreements was approximately $19 million assuming the fair value of the equipment is zero at the end of the lease term. Obligations under these master lease agreements are included in the future minimum lease payments schedule earlier in this note.

Rockport Lease

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant Unit 2 (the Plant). The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022. The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M. The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note. The lease term is for 33 years with potential renewal options. At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant. AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt. The future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2012 are as follows:

Future Minimum Lease Payments	AEGCo	I&M
	(in millions)
2013	$74	$74
2014	74	74
2015	74	74
2016	74	74
2017	74	74
Later Years	369	369
Total Future Minimum Lease Payments	$739	$739

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars. The lease is accounted for as an operating lease. In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars). The assignment is accounted for as operating leases for I&M and SWEPCo. The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years. I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options. The future minimum lease obligations are $14 million for I&M and $15 million for SWEPCo for the remaining railcars as of December 31, 2012. These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 84% under the current five-year lease term to 77% at the end of the 20-year term of the projected fair value of the equipment. I&M and SWEPCo have assumed the guarantee under the return-and-sale option. I&M's maximum potential loss related to the guarantee is approximately $12 million and SWEPCo's is approximately $13 million assuming the fair value of the equipment is zero at the end of the current five-year lease term. However, we believe that the fair value would produce a sufficient sales price to avoid any loss.

Sabine Dragline Lease

During 2009, Sabine, an entity consolidated in accordance with the accounting guidance for “Variable Interest Entities,” entered into capital lease arrangements with a nonaffiliated company to finance the purchase of two electric draglines to be used for Sabine's mining operations totaling $47 million. The amounts included in the lease represented the aggregate fair value of the existing equipment and a sale-and-leaseback transaction for additional dragline rebuild costs required to keep the dragline operational. These capital lease assets are included in Other Property, Plant and Equipment on our December 31, 2012 and 2011 balance sheets. The short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities on our December 31, 2012 and 2011 balance sheets. The future payment obligations are included in our future minimum lease payments schedule earlier in this note.

I&M Nuclear Fuel Lease

In December 2007, I&M entered into a sale-and-leaseback transaction with Citicorp Leasing, Inc. (CLI), an unrelated, unconsolidated, wholly-owned subsidiary of Citibank, N.A. to lease nuclear fuel for I&M's Cook Plant. In December 2007, I&M sold a portion of its unamortized nuclear fuel inventory to CLI at cost for $85 million. The lease had a variable rate based on one month LIBOR and was accounted for as a capital lease with lease terms up to 60 months. This lease was terminated with the March 2012 refueling.

Appalachian Power Co [Member]
Leases

11. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. For SWEPCo, current and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's balance sheets. For all other Registrant Subsidiaries, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

Future minimum lease payments consisted of the following as of December 31, 2012:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$6,988	$6,827	$13,669	$4,222	$25,706
2014	4,596	5,649	10,371	3,149	23,702
2015	3,849	4,279	7,383	1,921	21,585
2016	3,372	3,504	6,743	1,636	18,728
2017	2,809	3,344	6,322	1,646	20,103
Later Years	3,748	11,781	17,905	1,709	60,112
Total Future Minimum Lease
Payments	25,362	35,384	62,393	14,283	169,936
Less Estimated Interest Element	2,902	6,739	11,305	1,782	38,176
Estimated Present Value of Future
Minimum Lease Payments	$22,460	$28,645	$51,088	$12,501	$131,760

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$15,693	$98,719	$58,968	$2,383	$5,893
2014	13,959	98,673	55,261	1,858	4,279
2015	11,054	97,266	52,287	1,524	3,672
2016	10,270	89,872	46,002	1,231	3,030
2017	9,819	84,142	42,678	1,048	2,681
Later Years	47,613	423,279	68,094	1,723	10,297
Total Future Minimum Lease
Payments	$108,408	$891,951	$323,290	$9,767	$29,852

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. As of December 31, 2012, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$3,463
I&M	2,432
OPCo	4,003
PSO	1,171
SWEPCo	2,405

Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Indiana Michigan Power Co [Member]
Leases

11. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. For SWEPCo, current and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's balance sheets. For all other Registrant Subsidiaries, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

Future minimum lease payments consisted of the following as of December 31, 2012:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$6,988	$6,827	$13,669	$4,222	$25,706
2014	4,596	5,649	10,371	3,149	23,702
2015	3,849	4,279	7,383	1,921	21,585
2016	3,372	3,504	6,743	1,636	18,728
2017	2,809	3,344	6,322	1,646	20,103
Later Years	3,748	11,781	17,905	1,709	60,112
Total Future Minimum Lease
Payments	25,362	35,384	62,393	14,283	169,936
Less Estimated Interest Element	2,902	6,739	11,305	1,782	38,176
Estimated Present Value of Future
Minimum Lease Payments	$22,460	$28,645	$51,088	$12,501	$131,760

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$15,693	$98,719	$58,968	$2,383	$5,893
2014	13,959	98,673	55,261	1,858	4,279
2015	11,054	97,266	52,287	1,524	3,672
2016	10,270	89,872	46,002	1,231	3,030
2017	9,819	84,142	42,678	1,048	2,681
Later Years	47,613	423,279	68,094	1,723	10,297
Total Future Minimum Lease
Payments	$108,408	$891,951	$323,290	$9,767	$29,852

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. As of December 31, 2012, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$3,463
I&M	2,432
OPCo	4,003
PSO	1,171
SWEPCo	2,405

Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Rockport Lease

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant Unit 2 (the Plant). The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022. The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M. The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note. The lease term is for 33 years with potential renewal options. At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant. AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt. I&M's future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2012 are as follows:

Future Minimum Lease Payments	I&M
(in millions)
2013	$74
2014	74
2015	74
2016	74
2017	74
Later Years	369
Total Future Minimum Lease Payments	$739

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars. The lease is accounted for as an operating lease. In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars). The assignment is accounted for as operating leases for I&M and SWEPCo. The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years. I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options. The future minimum lease obligations are $14 million for I&M and $15 million for SWEPCo for the remaining railcars as of December 31, 2012. These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 84% under the current five-year lease term to 77% at the end of the 20-year term of the projected fair value of the equipment. I&M and SWEPCo have assumed the guarantee under the return-and-sale option. I&M's maximum potential loss related to the guarantee is approximately $12 million and SWEPCo's is approximately $13 million assuming the fair value of the equipment is zero at the end of the current five-year lease term. However, management believes that the fair value would produce a sufficient sales price to avoid any loss.

I&M Nuclear Fuel Lease

In December 2007, I&M entered into a sale-and-leaseback transaction with Citicorp Leasing, Inc. (CLI), an unrelated, unconsolidated, wholly-owned subsidiary of Citibank, N.A. to lease nuclear fuel for I&M's Cook Plant. In December 2007, I&M sold a portion of its unamortized nuclear fuel inventory to CLI at cost for $85 million. The lease had a variable rate based on one month LIBOR and was accounted for as a capital lease with lease terms up to 60 months. This lease was terminated with the March 2012 refueling.

Ohio Power Co [Member]
Leases

11. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. For SWEPCo, current and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's balance sheets. For all other Registrant Subsidiaries, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

Future minimum lease payments consisted of the following as of December 31, 2012:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$6,988	$6,827	$13,669	$4,222	$25,706
2014	4,596	5,649	10,371	3,149	23,702
2015	3,849	4,279	7,383	1,921	21,585
2016	3,372	3,504	6,743	1,636	18,728
2017	2,809	3,344	6,322	1,646	20,103
Later Years	3,748	11,781	17,905	1,709	60,112
Total Future Minimum Lease
Payments	25,362	35,384	62,393	14,283	169,936
Less Estimated Interest Element	2,902	6,739	11,305	1,782	38,176
Estimated Present Value of Future
Minimum Lease Payments	$22,460	$28,645	$51,088	$12,501	$131,760

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$15,693	$98,719	$58,968	$2,383	$5,893
2014	13,959	98,673	55,261	1,858	4,279
2015	11,054	97,266	52,287	1,524	3,672
2016	10,270	89,872	46,002	1,231	3,030
2017	9,819	84,142	42,678	1,048	2,681
Later Years	47,613	423,279	68,094	1,723	10,297
Total Future Minimum Lease
Payments	$108,408	$891,951	$323,290	$9,767	$29,852

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. As of December 31, 2012, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$3,463
I&M	2,432
OPCo	4,003
PSO	1,171
SWEPCo	2,405

Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Public Service Co of Oklahoma [Member]
Leases

11. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. For SWEPCo, current and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's balance sheets. For all other Registrant Subsidiaries, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

Future minimum lease payments consisted of the following as of December 31, 2012:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$6,988	$6,827	$13,669	$4,222	$25,706
2014	4,596	5,649	10,371	3,149	23,702
2015	3,849	4,279	7,383	1,921	21,585
2016	3,372	3,504	6,743	1,636	18,728
2017	2,809	3,344	6,322	1,646	20,103
Later Years	3,748	11,781	17,905	1,709	60,112
Total Future Minimum Lease
Payments	25,362	35,384	62,393	14,283	169,936
Less Estimated Interest Element	2,902	6,739	11,305	1,782	38,176
Estimated Present Value of Future
Minimum Lease Payments	$22,460	$28,645	$51,088	$12,501	$131,760

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$15,693	$98,719	$58,968	$2,383	$5,893
2014	13,959	98,673	55,261	1,858	4,279
2015	11,054	97,266	52,287	1,524	3,672
2016	10,270	89,872	46,002	1,231	3,030
2017	9,819	84,142	42,678	1,048	2,681
Later Years	47,613	423,279	68,094	1,723	10,297
Total Future Minimum Lease
Payments	$108,408	$891,951	$323,290	$9,767	$29,852

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. As of December 31, 2012, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$3,463
I&M	2,432
OPCo	4,003
PSO	1,171
SWEPCo	2,405

Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Southwestern Electric Power Co [Member]
Leases

11. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. For SWEPCo, current and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's balance sheets. For all other Registrant Subsidiaries, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

Future minimum lease payments consisted of the following as of December 31, 2012:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$6,988	$6,827	$13,669	$4,222	$25,706
2014	4,596	5,649	10,371	3,149	23,702
2015	3,849	4,279	7,383	1,921	21,585
2016	3,372	3,504	6,743	1,636	18,728
2017	2,809	3,344	6,322	1,646	20,103
Later Years	3,748	11,781	17,905	1,709	60,112
Total Future Minimum Lease
Payments	25,362	35,384	62,393	14,283	169,936
Less Estimated Interest Element	2,902	6,739	11,305	1,782	38,176
Estimated Present Value of Future
Minimum Lease Payments	$22,460	$28,645	$51,088	$12,501	$131,760

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$15,693	$98,719	$58,968	$2,383	$5,893
2014	13,959	98,673	55,261	1,858	4,279
2015	11,054	97,266	52,287	1,524	3,672
2016	10,270	89,872	46,002	1,231	3,030
2017	9,819	84,142	42,678	1,048	2,681
Later Years	47,613	423,279	68,094	1,723	10,297
Total Future Minimum Lease
Payments	$108,408	$891,951	$323,290	$9,767	$29,852

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. As of December 31, 2012, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$3,463
I&M	2,432
OPCo	4,003
PSO	1,171
SWEPCo	2,405

Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars. The lease is accounted for as an operating lease. In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars). The assignment is accounted for as operating leases for I&M and SWEPCo. The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years. I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options. The future minimum lease obligations are $14 million for I&M and $15 million for SWEPCo for the remaining railcars as of December 31, 2012. These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 84% under the current five-year lease term to 77% at the end of the 20-year term of the projected fair value of the equipment. I&M and SWEPCo have assumed the guarantee under the return-and-sale option. I&M's maximum potential loss related to the guarantee is approximately $12 million and SWEPCo's is approximately $13 million assuming the fair value of the equipment is zero at the end of the current five-year lease term. However, management believes that the fair value would produce a sufficient sales price to avoid any loss.

Sabine Dragline Lease

During 2009, Sabine, an entity consolidated in accordance with the accounting guidance for “Variable Interest Entities,” entered into capital lease arrangements with a nonaffiliated company to finance the purchase of two electric draglines to be used for Sabine's mining operations totaling $47 million. The amounts included in the lease represented the aggregate fair value of the existing equipment and a sale-and-leaseback transaction for additional dragline rebuild costs required to keep the dragline operational. These capital lease assets are included in Other Property, Plant and Equipment on SWEPCo's December 31, 2012 and 2011 balance sheets. The short-term and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's December 31, 2012 and 2011 balance sheets. The future payment obligations are included in SWEPCo's future minimum lease payments schedule earlier in this note.